Termination of Vie Agreements with Shareholders of 39PU (Tables)	12 Months Ended
Jun. 30, 2023
Balance Sheet [Member]
Termination of Vie Agreements with Shareholders of 39PU (Tables) [Line Items]
Schedule of Reconciliation of The Amounts of Major Classes of Income From Operations	The following is a reconciliation of the carrying amounts of major classes of assets and liabilities held for sale in the consolidated balance sheet as of June 30, 2023 and 2022:
	June 30, 2023	June 30, 2022
ASSETS
Cash	$-	$44,078
Short-term investments	-	647,819
Trade receivables	-	374,697
Inventories	-	723,199
Other current assets	-	108,301
Goodwill	-	-
Property and equipment, net	-	938,408
Intangible assets	-	1,672
Right of use assets	-	234,047
Total Assets	$-	$3,072,221

LIABILITIES
Other current liabilities	$-	$51,818
Income tax payable	-	142,447
Lease liabilities	-	124,263
Total Liabilities	$-	$318,528

Statements of Operations and Comprehensive Loss [Member]
Termination of Vie Agreements with Shareholders of 39PU (Tables) [Line Items]
Schedule of Reconciliation of The Amounts of Major Classes of Income From Operations	The following is a reconciliation of the amounts of major classes of income from operations classified as discontinued operations in the consolidated statements of operations and comprehensive loss for the years ended June 30, 2023, 2022 and 2021:
	For the Years Ended June 30,
	2023	2022	2021
Revenue	$102,580	$1,672,504	$5,353,166
Cost of revenues	(12,510)	(1,326,413)	(3,571,175)
General and administrative expenses	(50,810)	(2,790,108)	(1,619,508)
Impairment of goodwill	-	(9,573,081)	-
Other income (expenses)	629	(459,473)	166,269
Income tax expenses	-	-	(145,542)
Net (loss) income from discontinued operations	$39,889	$(12,476,571)	$183,210